Debt Obligations, APL Senior Notes Tender Offers (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of tender offers [Abstract]
Repayment of debt		$ 1,168.8	$ 0.0	$ 0.0
APL Senior Notes Tender Offers [Member] | Atlas Pipeline Partners [Member]
Results of tender offers [Abstract]
Repayment of debt		1,168.8
APL Senior Notes with Offers Tendered [Member]
Results of tender offers [Abstract]
Outstanding note balance		1,550.0
Amount tendered		1,135.5
Premium paid		16.7
Accrued interest paid		11.6
Total tender offer payments		1,163.8
Note balance after tender offers		414.5	1,550.0
APL Senior Notes with Offers Tendered [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Results of tender offers [Abstract]
Outstanding note balance		500.0
Amount tendered		140.1
Premium paid		2.1
Accrued interest paid		3.7
Total tender offer payments		$ 145.9
Tendered percentage		28.02%
Note balance after tender offers		$ 359.9	500.0
APL Senior Notes with Offers Tendered [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member] | Atlas Pipeline Partners [Member]
Results of tender offers [Abstract]
Amount tendered	$ 4.8
Total tender offer payments	$ 5.0
APL Senior Notes with Offers Tendered [Member] | Senior Unsecured 4 3/4% Notes due November 2021 [Member]
Results of tender offers [Abstract]
Outstanding note balance		400.0
Amount tendered		393.5
Premium paid		5.9
Accrued interest paid		5.3
Total tender offer payments		$ 404.7
Tendered percentage		98.38%
Note balance after tender offers		$ 6.5	400.0
APL Senior Notes with Offers Tendered [Member] | Senior Unsecured 5 7/8% Notes due August 2023 [Member]
Results of tender offers [Abstract]
Outstanding note balance		650.0
Amount tendered		601.9
Premium paid		8.7
Accrued interest paid		2.6
Total tender offer payments		$ 613.2
Tendered percentage		92.60%
Note balance after tender offers		$ 48.1	$ 650.0